CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Impairment of investment security, tax	¥ 0	¥ 0	¥ 0
Foreign currency translation adjustment, tax	¥ 0	¥ 0	¥ 0